Reconciliation of Changes in Liabilities arising from Financing Activities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from financing activities
Proceeds from loans and borrowings	€ 56,940,668	€ 57,163,941	€ 53,577,777
Repayment loans and borrowings	(63,926,867)	(44,431,773)	(60,473,984)
Payment of lease liabilities	(2,376,201)	(2,031,598)	(3,627,998)
Interest paid	(1,873,749)	(880,419)	(1,236,102)
Net cash provided by (used in) financing activities	(11,236,149)	9,820,150	76,236,946
Total financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	47,616,593	32,276,696	44,268,924
Cash flows from financing activities
Proceeds from loans and borrowings	56,940,668	57,163,941	53,577,777
Repayment loans and borrowings	(63,926,867)	(44,431,773)	(60,473,984)
Payment of lease liabilities	(2,376,201)	(2,031,598)	(3,627,998)
Interest paid	(1,873,749)	(880,419)	(1,236,102)
Net cash provided by (used in) financing activities	(11,236,148)	9,820,150	(11,760,307)
Foreign currency effect	1,851,413	1,912,350	(2,544,404)
Non-cash movements on financial liabilities due to third parties	(352,864)
New leases	580,719	2,657,055	878,414
Disposal of leases		(168,183)
Accretion of interest	1,918,471	1,118,525	1,434,069
Ending Balance	40,378,184	47,616,593	32,276,696
Loans
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	35,257,983	22,286,346	31,445,928
Cash flows from financing activities
Proceeds from loans and borrowings	56,940,668	55,552,179	53,577,777
Repayment loans and borrowings	(62,779,354)	(44,431,773)	(60,398,873)
Interest paid	(1,682,111)	(880,419)	(1,236,102)
Net cash provided by (used in) financing activities	(7,520,796)	10,239,987	(8,057,198)
Foreign currency effect	2,058,127	1,828,588	(2,338,486)
Accretion of interest	1,726,833	903,061	1,236,102
Ending Balance	31,522,147	35,257,983	22,286,346
Financial Liabilities Due to Third Parties
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,387,683	775,922	851,032
Cash flows from financing activities
Proceeds from loans and borrowings		1,611,762
Repayment loans and borrowings	(1,147,513)		(75,110)
Net cash provided by (used in) financing activities	(1,147,513)	1,611,762	(75,110)
Foreign currency effect	59,300
Non-cash movements on financial liabilities due to third parties	(352,864)
Ending Balance	946,606	2,387,683	775,922
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	9,970,927	9,214,428	11,971,963
Cash flows from financing activities
Payment of lease liabilities	(2,376,201)	(2,031,598)	(3,627,998)
Interest paid	(191,638)
Net cash provided by (used in) financing activities	(2,567,839)	(2,031,598)	(3,627,998)
Foreign currency effect	(266,013)	83,761	(205,918)
New leases	580,719	2,657,055	878,414
Disposal of leases		(168,183)
Accretion of interest	191,638	215,464	197,967
Ending Balance	€ 7,909,431	€ 9,970,927	€ 9,214,428